Insurance Contract Liabilities - Schedule of Insurance Contract Liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances as of January 1	S/ 10,098	S/ 39,853
Changes in the statement of profit or loss and OCI
Insurance revenue	(1,131,455)	(1,052,958)	S/ (914,182)
Insurance service expenses
Incurred claims and other insurance service expenses	49,440	47,631
Amortization of insurance acquisition cash flows	148,660	129,973	140,438
Adjustments to liabilities for incurred claims	23	(7)
Total insurance service expenses	198,123	177,597
Total insurance service result	(933,332)	(875,361)
Effect of movements in exchange rates	(36)	(1,153)
Total changes in the statement of profit or loss and OCI	(933,368)	(876,514)
Cash flows
Premiums received	1,136,214	1,047,445
Claims and other insurance service expenses paid	(48,403)	(47,452)
Insurance acquisition cash flows	(167,872)	(153,234)
Total cash flows	919,939	846,759
Closing assets	(12,778)
Closing liabilities	9,447	10,098	39,853
Liabilities for remaining coverage [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances as of January 1	1,745	31,039
Changes in the statement of profit or loss and OCI
Insurance revenue	(1,131,455)	(1,052,958)
Insurance service expenses
Amortization of insurance acquisition cash flows	148,660	129,973
Total insurance service expenses	148,660	129,973
Total insurance service result	(982,795)	(922,985)
Effect of movements in exchange rates	(70)	(520)
Total changes in the statement of profit or loss and OCI	(982,865)	(923,505)
Cash flows
Premiums received	1,136,214	1,047,445
Insurance acquisition cash flows	(167,872)	(153,234)
Total cash flows	968,342	894,211
Closing assets	(12,778)
Closing liabilities		1,745	31,039
Estimates of present value of future cash flows [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances as of January 1	8,108	8,560
Insurance service expenses
Incurred claims and other insurance service expenses	49,440	47,631
Total insurance service expenses	49,440	47,631
Total insurance service result	49,440	47,631
Effect of movements in exchange rates	34	(631)
Total changes in the statement of profit or loss and OCI	49,474	47,000
Cash flows
Claims and other insurance service expenses paid	(48,403)	(47,452)
Total cash flows	(48,403)	(47,452)
Closing liabilities	9,179	8,108	8,560
Risk adjustment for non-financial risk [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances as of January 1	245	254
Insurance service expenses
Adjustments to liabilities for incurred claims	23	(7)
Total insurance service expenses	23	(7)
Total insurance service result	23	(7)
Effect of movements in exchange rates		(2)
Total changes in the statement of profit or loss and OCI	23	(9)
Cash flows
Closing liabilities	S/ 268	S/ 245	S/ 254